FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	£ 14,365	£ 15,435
Difference Between The Balance Sheet Carrying Value And Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	6,834	8,350
Increase (decrease) in fair value measurement, liabilities	33
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 419	£ (533)